UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)            (Zip code)

Matthew J. Beck
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: November 30, 2017

Semi-Annual Report 2017
For the period from June 1, 2017 through November 30, 2017
(Unaudited)

Goodwood SMID Long/Short Fund

Advisor Class Shares
Institutional Class Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Goodwood SMID Long/Short Fund (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The Goodwood SMID Long/Short Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC 27609.  There is no affiliation between the Goodwood SMID Long/Short Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Goodwood SMID Long/Short Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: Common Stock Risk, Market Risk, Portfolio Turnover Risk, Small-Cap and Mid-Cap Securities Risk, Option Risk, Sector Risk, Short Sales Risk, and Investment Advisor Risk.  More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this Semi-Annual Report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting goodwood-funds.com

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about January 29, 2018.

For More Information on the Goodwood SMID Long/Short Fund:

See Our Web site @ goodwood-funds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Goodwood SMID Long/Short Fund

Schedule of Investments
(Unaudited)

As of November 30, 2017
		Shares	Value (Note 1)

COMMON STOCKS - 92.43%

Consumer Discretionary - 18.42%
†	Cinemark Holdings, Inc.	17,500	$631,925
	Dillard's, Inc.	6,500	390,650
†	Garmin Ltd.	10,000	620,800
†	Polaris Industries, Inc.	5,500	698,555
†	Ralph Lauren Corp.	6,000	570,900
	Target Corporation	5,000	299,500
†	The Gap, Inc.	23,500	759,285
			3,971,615
Energy - 1.92%
	US Silica Holdings, Inc.	12,500	414,625

Financials - 3.84%
†	Artisan Partners Asset Management, Inc.	10,000	395,000
†	Evercore, Inc.	5,000	434,250
			829,250
Health Care - 25.32%
*	Acadia Pharmaceuticals, Inc.	20,000	605,000
*†	Bio-Rad Laboratories, Inc.	3,000	813,900
*	Biotelemetry, Inc.	20,000	580,000
*	Collegium Pharmaceutical, Inc.	35,000	604,100
*	Cutera, Inc.	10,000	410,500
*	Flexion Therapeutics, Inc.	15,000	388,650
*	Heron Therapeutics, Inc.	20,000	352,000
*†	Jazz Pharmaceuticals PLC	4,000	558,960
*	Mylan NV	13,500	493,155
	Perrigo Company PLC	7,500	654,075
			5,460,340
Industrials - 15.76%
†	Douglas Dynamics, Inc.	8,000	326,000
*†	Generac Holdings, Inc.	12,500	614,625
*†	Genesee & Wyoming, Inc.	5,750	453,215
	H&E Equipment Services, Inc.	10,000	371,900
*†	Kirby Corp.	7,000	471,100
†	Trinity Industries, Inc.	20,000	713,000
*†	Wabco Holdings, Inc.	3,000	448,350
			3,398,190
Information Technology - 5.90%
*	Cardtronics PLC	15,000	280,950
†	FLIR Systems, Inc.	10,000	465,800
*†	Trimble, Inc.	12,500	524,875
			1,271,625

			(Continued)

Goodwood SMID Long/Short Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2017
				Shares	Value (Note 1)

COMMON STOCKS - Continued

Materials - 18.66%
	CF Industries Holdings, Inc.			8,500	$318,495
†	Eagle Materials, Inc.			5,000	559,650
	Eastman Chemical Company			7,000	646,590
	Methanex Corporation			17,500	931,875
*	Timkensteel Corporation			15,000	226,500
	United States Steel Corporation			12,500	361,500
†	Westlake Chemical Corporation			10,000	979,300
					4,023,910
Real Estate - 2.61%
	Tanger Factory Outlet Centers, Inc.			22,500	563,400

	Total Common Stocks (Cost $16,622,057)				19,932,955

LIMITED PARTNERSHIPS - 7.63%
†	Oaktree Capital Group			13,000	557,050
	Plains All American Pipeline L.P.			30,000	585,000
	The Carlyle Group LP			25,000	502,500

	Total Limited Partnerships (Cost $1,795,961)				1,644,550

CALL OPTIONS PURCHASED - 1.92%		Contracts (a)	Exercise Price	Expiration Date
*	Acadia Pharmaceuticals, Inc.	100	$28.00	1/19/2018	36,000
*	Acadia Pharmaceuticals, Inc.	150	41.00	1/19/2018	2,250
*	Biotelemetry, Inc.	50	27.00	12/15/2017	13,500
*	Cardtronics PLC	25	17.50	12/15/2017	4,062
*	Cardtronics PLC	150	20.00	1/19/2018	10,125
*	CBL & Associates Properties, Inc.	400	10.00	3/16/2018	1,000
*	Cinemark Holdings, Inc.	50	35.00	3/16/2018	15,250
*	Collegium Pharmaceuticals, Inc.	5	12.50	12/15/2017	2,400
*	EPR Properties	300	75.00	1/19/2018	1,500
*	Evercore, Inc.	150	90.00	12/15/2017	9,750
*	Fitbit, Inc. - Class A	250	8.00	1/19/2018	4,750
*	Generac Holdings, Inc.	100	50.00	12/15/2017	6,750
*	Generac Holdings, Inc.	200	55.00	2/16/2018	16,000
*	Genesee & Wyoming, Inc.	150	80.00	12/15/2017	10,125
*	GNC Holdings, Inc.	100	10.00	12/15/2017	500
*	Grainger W W, Inc.	15	220.00	1/19/2018	13,575
*	Heron Therapeutics, Inc.	100	19.00	1/19/2018	42,000
*	iShares Trust	100	125.00	2/16/2018	48,500
*	Methanex Corporation	100	55.00	1/19/2018	16,250

				(Continued)

Goodwood SMID Long/Short Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2017
					Value (Note 1)

CALL OPTIONS PURCHASED - Continued		Contracts (a)	Exercise Price	Expiration Date
*	Nabors Industries Ltd.	350	$6.00	12/15/2017	$9,975
*	Nabors Industries Ltd.	650	7.00	1/19/2018	12,025
*	Nabors Industries Ltd.	350	7.00	3/16/2018	14,350
*	Newell Brands, Inc.	35	32.00	12/15/2018	1,225
*	Oaktree Capital Group	500	45.00	1/19/2018	16,250
*	Perrigo Company PLC	50	90.00	1/19/2018	11,125
*	Plains All American Pipeline L.P.	150	20.00	2/16/2018	12,750
*	Polaris Industries, Inc.	15	125.00	12/15/2017	6,150
*	Powell Industries, Inc.	50	30.00	4/20/2018	7,625
*	Ralph Lauren Corp.	40	100.00	1/19/2018	5,300
*	Tanger Factory Outlet Centers, Inc.	150	30.00	12/15/2017	375
*	Tanger Factory Outlet Centers, Inc.	75	25.00	12/15/2017	5,063
*	Teva Pharmaceutical Industries Ltd.	250	22.50	1/19/2018	875
*	The Carlyle Group LP	300	22.50	3/16/2018	11,250
*	The Gap, Inc.	75	32.00	1/19/2018	12,975
*	The Kroger Co.	65	22.50	1/19/2018	23,075
*	The Toro Company	25	65.00	12/15/2017	4,250
*	The Wendy's Company	75	16.00	12/15/2018	375
*	US Silica Holdings, Inc.	150	36.00	12/15/2017	4,500

	Total Call Options Purchased (Cost $436,185)				413,800

PUT OPTIONS PURCHASED - 0.21%
*	A.O. Smith Corp.	75	55.00	1/19/2018	750
*	Albemarle Corp.	75	125.00	12/15/2017	5,812
*	Check Point Software Technologies Ltd.	50	100.00	12/15/2017	2,125
*	Darling Ingredients, Inc.	25	17.00	1/19/2018	750
*	Garmin Ltd.	75	61.00	12/15/2017	5,025
*	Jazz Pharmaceuticals PLC	25	120.00	12/15/2017	938
*	Kellogg Company	150	62.50	12/15/2017	1,875
*	Kirby Corp.	35	60.00	3/16/2018	4,812
*	Newell Brands, Inc.	100	27.00	12/15/2017	500
*	Newell Brands, Inc.	100	30.00	12/15/2017	3,750
*	Pilgrims Pride Corporation	75	29.00	12/15/2017	375
*	The Chemours Company LLC	100	50.00	12/15/2017	12,250
*	The Gap, Inc.	100	29.00	12/15/2017	1,200
*	Trinity Industries, Inc.	150	33.00	12/15/2017	750
*	Valvoline, Inc.	100	22.50	12/15/2017	250
*	Westlake Chemical Corporation	50	95.00	12/15/2017	4,000

	Total Put Options Purchased (Cost $113,558)				45,162

				(Continued)

Goodwood SMID Long/Short Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2017
					Value (Note 1)

U.S. TREASURY BILLS - 9.26%		Principal	Yield	Maturity Date
*†	United States Treasury Bill	$1,000,000	0.000%	12/28/2017	$999,155
*†	United States Treasury Bill	1,000,000	0.000%	1/4/2018	998,950

	Total U.S. Treasury Bills (Cost $1,998,316)				1,998,105

SHORT-TERM INVESTMENT - 25.56%				Shares
§	Money Market Fiduciary Portfolio, 0.01%			5,512,288	5,512,288

	Total Short-Term Investment (Cost $5,512,288)				5,512,288

Total Value of Investments (Cost $26,478,365) - 137.01%					$29,546,860

Total Value of Securities Sold Short (Proceeds $7,491,238) - (35.24)%					(7,599,699)

Total Value of Options Written (Premiums Received $61,844) - (0.38)%					(82,375)

Liabilities in Excess of Other Assets - (1.39)%					(299,442)

Net Assets - 100.00%					$21,565,344

*	Non-income producing investment
§	Represents 7 day effective yield
(a)	Each contract is equivalent to 100 shares of the underlying common stock.
†	All or a portion of security is segregated as collateral for securities sold short and options written

The following abbreviations or acronyms are used in this portfolio:
	NV - Netherlands security
	PLC - Public Limited Company

See Notes to Financial Statements

Goodwood SMID Long/Short Fund

Schedule of Investments - Schedule of Securities Sold Short
(Unaudited)

As of November 30, 2017
		Shares	Value (Note 1)

SECURITIES SOLD SHORT - 35.24%

COMMON STOCKS - 35.24%

Consumer Discretionary - 9.77%
*	Autozone, Inc.	250	$171,690
*	Carvana Co.	13,500	218,835
	Cooper Tire & Rubber Company	6,000	220,500
	Cracker Barrel Old Country Store, Inc.	1,000	156,330
	Domino's Pizza, Inc.	900	167,544
	Hasbro, Inc.	2,000	186,040
	Jack In The Box, Inc.	1,750	170,292
	Newell Brands Inc.	2,500	77,425
	Sonic Corp.	6,500	165,880
	The Wendy's Company	15,000	223,350
	Tractor Supply Co.	300	204,720
*	Ulta Beauty, Inc.	650	144,112
			2,106,718
Consumer Staples - 8.75%
*	Blue Buffalo Pet Products, Inc.	7,500	230,325
	Calavo Growers, Inc.	2,500	191,000
*	Central Garden & Pet Co.	5,000	198,150
*	Darling Ingredients, Inc.	6,500	116,675
	Dr. Pepper Snapple Group, Inc.	2,500	225,475
	McCormick & Company, Inc.	2,250	229,905
	Sanderson Farm, Inc.	1,250	212,112
	The Clorox Company	1,750	243,758
	WD-40 Co.	2,000	238,800
			1,886,200
Health Care - 4.73%
	AmerisourceBergen Corporation	2,750	233,255
*	Cerner Corp.	3,000	212,070
*	DexCom, Inc.	3,250	159,006
*	Nevro Corporation	2,250	168,345
*	Prestige Brands Holdings, Inc.	5,500	248,600
			1,021,276
Industrials - 1.74%
	C.H. Robinson Worldwide, Inc.	2,000	173,300
	Wabash National Corporation	10,000	201,500
			374,800

			(Continued)

Goodwood SMID Long/Short Fund

Schedule of Investments - Schedule of Securities Sold Short - Continued
(Unaudited)

As of November 30, 2017
	Shares	Value (Note 1)

SECURITIES SOLD SHORT - Continued

COMMON STOCKS - Continued

Information Technology - 3.97%
* Check Point Software Technologies Ltd.	2,000	$208,580
Skyworks Solutions, Inc.	2,000	209,480
* Snap, Inc. - Class A	15,000	206,700
Symantec Corporation	8,000	231,760
		856,520
Materials - 5.49%
Martin Marietta Materials, Inc.	1,000	208,390
Nucor Corporation	2,750	158,125
Teck Resources Ltd.	10,000	229,800
The Chemours Company LLC	4,000	205,600
The Scotts Miracle-Gro Company	2,000	197,800
Valvoline, Inc.	7,500	184,950
		1,184,665
Real Estate - 0.79%
American Campus Communities, Inc.	4,000	$169,520
		169,520

Total Common Stocks (Proceeds $7,491,238)		7,599,699

Total Securities Sold Short (Proceeds $7,491,238)		$7,599,699

See Notes to Financial Statements

Goodwood SMID Long/Short Fund

Schedule of Investments - Schedule of Options Written
(Unaudited)

As of November 30, 2017
						Value (Note 1)

OPTIONS WRITTEN - 0.38%

	CALL OPTIONS WRITTEN - 0.23%		Contracts (a)	Exercise Price	Expiration Date
	*	Acadia Pharmaceuticals, Inc.	100	$33.00	1/19/2018	$12,250
	*	Cinemark Holdings, Inc.	50	40.00	3/16/2018	5,250
	*	Grainger W W, Inc.	10	230.00	1/19/2018	4,500
	*	iShares Trust	75	129.00	2/16/2018	18,938
	*	Polaris Industries, Inc.	15	130.00	12/15/2017	2,437
	*	The Gap, Inc.	25	37.00	1/19/2018	650
	*	The Kroger Co.	65	26.00	1/19/2018	6,175

		Total Call Options Written (Premiums Received $23,281)				50,200

	PUT OPTIONS WRITTEN - 0.15%
	*	Advanced Energy Industries, Inc.	35	70.00	12/15/2017	2,625
	*	Bio-Rad Laboratories, Inc.	5	240.00	12/15/2017	1,275
	*	Cardtronics PLC	50	15.00	3/16/2018	3,625
	*	Darling Ingredients, Inc.	35	15.00	1/19/2018	262
	*	Generac Holdings, Inc.	25	47.50	12/15/2017	1,125
	*	Kirby Corp.	35	50.00	3/16/2018	7,788
	*	Oaktree Cap Group	20	45.00	12/15/2017	4,100
	*	Timkensteel Corporation	50	12.50	2/16/2018	2,375
	*	Westlake Chemical Partners LP	200	20.00	2/16/2018	9,000

		Total Put Options Written (Premiums Received $38,563)				32,175

	Total Options Written (Premiums Received $61,844)					$82,375

(a)	Each contract is equivalent to 100 shares of the underlying common stock.

See Notes to Financial Statements

Goodwood SMID Long/Short Fund

Schedule of Investments - Summary of Investments
(Unaudited)

As of November 30, 2017

Summary of Investments	% of Net
by Sector	Assets	Value
Assets
Consumer Discretionary	18.42%	$3,971,615
Energy	1.92%	414,625
Financials	3.84%	829,250
Health Care	25.32%	5,460,340
Industrials	15.76%	3,398,190
Information Technology	5.90%	1,271,625
Materials	18.66%	4,023,910
Real Estate	2.61%	563,400
Limited Partnerships	7.63%	1,644,550
Call Options Purchased	1.92%	413,800
Put Options Purchased	0.21%	45,162
U.S. Treasury Bills	9.26%	1,998,105
Short-Term Investment	25.56%	5,512,288
Liabilities
Consumer Discretionary	-9.77%	(2,106,718)
Consumer Staples	-8.75%	(1,886,200)
Health Care	-4.73%	(1,021,276)
Industrials	-1.74%	(374,800)
Information Technology	-3.97%	(856,520)
Materials	-5.49%	(1,184,665)
Real Estate	-0.79%	(169,520)
Call Options Written	-0.23%	(50,200)
Put Options Written	-0.15%	(32,175)
Liabilities in Excess of Other Assets	-1.39%	(299,442)
Total Net Assets	100.00%	$21,565,344

See Notes to Financial Statements

Goodwood SMID Long/Short Fund

Statement of Assets and Liabilities
(Unaudited)
As of November 30, 2017

Assets:
Investments, at value (cost $26,478,365)	$29,546,860
Cash	2,860
Receivables:
Investments sold	845,902
Fund shares sold	2,174
Dividends and interest	18,746
Prepaid expenses:
Registration and filing expenses	18,908
Fund accounting fees	2,699
Security pricing fees	1,524
Insurance fees	1,039

Total assets	30,440,712

Liabilities:
Securities sold short, at value (Proceeds $7,491,238)	7,599,699
Options written, at value (Premiums Received $61,844)	82,375
Due to broker	1,021,770
Payables:
Investments purchased	96,300
Fund shares repurchased	6,400
Accrued expenses:
Interest expense	39,823
Dividend expense	9,769
Advisory fees	9,246
Custody fees	3,537
Professional fees	2,879
Trustee fees and meeting expenses	1,540
Other operating expenses	1,108
Distribution and service fees - Advisor Class Shares	377
Compliance fees	266
Administration fees	160
Shareholder fulfillment fees	82
Transfer agent fees	37

Total liabilities	8,875,368

Net Assets	$21,565,344

Net Assets Consist of:
Paid in capital	$24,959,510
Accumulated net investment loss	(440,831)
Accumulated net realized loss on investments, securites sold short, and options written	(5,892,838)
Net unrealized appreciation on investments, securities sold short, and options written	2,939,503

Total Net Assets	$21,565,344

Advisor Class Shares outstanding, no par value (unlimited authorized shares)	278,525
Net Assets	2,295,442
Net Asset Value, Redemption Price, and Maximum Offering Price Per Share	$8.24

Institutional Class Shares outstanding, no par value (unlimited authorized shares)	2,412,912
Net Assets	19,269,902
Net Asset Value, Redemption Price, and Maximum Offering Price Per Share	$7.99

See Notes to Financial Statements

Goodwood SMID Long/Short Fund

Statement of Operations
(Unaudited)

For the period ended November 30, 2017

Investment Income:
Interest	$13,396
Dividends (net of withholding tax $1,575)	136,995

Total Income	150,391

Expenses:
Interest expense	207,591
Advisory fees (note 2)	139,457
Dividends on securities sold short	61,473
Fund accounting fees (note 2)	17,661
Registration and filing expenses	16,590
Transfer agent fees (note 2)	13,537
Administration fees (note 2)	12,032
Professional fees	11,832
Custody fees (note 2)	9,045
Security pricing fees	7,521
Compliance fees (note 2)	5,766
Distribution and service fees - Advisor Class Shares (note 3)	5,223
Shareholder fulfillment fees	4,735
Trustee fees and meeting expenses	4,262
Other operating expenses	2,858
Insurance fees	1,003

Total Expenses	520,586

Advisory fees waived (note 2)	(55,654)

Net Expenses	464,932

Net Investment Loss	(314,541)

Realized and Unrealized Gain (Loss) on Investments:

Net realized loss from investments	(2,240,791)
Net realized loss on securities sold short	(784,674)
Net realized gain on options written	185,838
Total net realized loss	(2,839,627)

Net change in unrealized appreciation on investments	1,864,225
Net change in unrealized appreciation on securities sold short	2,384,550
Net change in unrealized appreciation on options written	43,888
Total net change in unrealized appreciation	4,292,663

Realized and Unrealized Gain on Investments	1,453,036

Net Increase in Net Assets Resulting from Operations	$1,138,495

See Notes to Financial Statements

Goodwood SMID Long/Short Fund

Statements of Changes in Net Assets
			November 30,		May 31,
For the fiscal year or period ended			2017	(a)	2017

Operations:
Net investment loss			$(314,541)		$(311,017)
Net realized loss on investment transactions			(2,839,627)		(1,814,208)
Net change in unrealized appreciation (depreciation) on investments			4,292,663		(571,136)

Net Increase (Decrease) in Net Assets Resulting from Operations			1,138,495		(2,696,361)

Beneficial Interest Transactions:
Shares sold			12,344,205		14,085,876
Shares repurchased			(14,251,120)		(6,955,393)

Increase (Decrease) from Beneficial Interest Transactions			(1,906,915)		7,130,483

Net Increase (Decrease) in Net Assets			(768,420)		4,434,122

Net Assets:
Beginning of Period			22,333,764		17,899,642
End of Period			$21,565,344		$22,333,764

Accumulated Net Investment Loss			$(440,831)		$(126,291)
	November 30, 2017 (a)		May 31, 2017
Share Information:
Advisor Class Shares	Shares	Amount	Shares		Amount
Shares sold	44,668	$357,740	584,433		$$5,233,288
Shares repurchased	(448,458)	(3,540,022)	(479,402)		(4,020,667)
Net Increase (Decrease) in Shares of
Beneficial Interest	(403,790)	(3,182,282)	105,031		1,212,621

Share Information:
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	1,552,164	$11,986,465	1,053,532		$$8,852,588
Shares repurchased	(1,389,189)	(10,711,098)	(354,736)		(2,934,726)
Net Increase in Shares of
Beneficial Interest	162,975	1,275,367	698,796		5,917,862

(a) Unaudited.

See Notes to Financial Statements

Goodwood SMID Long/Short Fund

Financial Highlights
	Advisor Class Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2017	(e)	2017		2016		2015		2014

Net Asset Value, Beginning of Period	$7.79		$8.61		$10.05		$10.07		$35.41	(i)

Income (Loss) from Investment Operations
Net investment loss	(0.12)	(g)	(0.14)	(g)	(0.07)	(g)	(0.13)	(g)	(0.07)
Net realized and unrealized gain (loss)
on investments	0.57		(0.68)		(1.33)		0.25		4.79

Total from Investment Operations	0.45		(0.82)		(1.40)		0.12		4.72

Less Distributions:
Dividends (from net investment income)	-		-		-		-		(0.02)
Distributions (from capital gains)	-		-		(0.04)		(0.14)		(30.04)

Total Distributions	-		-		(0.04)		(0.14)		(30.06)

Paid in Interest
From redemption fees	-		-		-		0.00	(d)	0.00	(d)

Total Paid in Interest	-		-		-		0.00		0.00

Net Asset Value, End of Period	$8.24		$7.79		$8.61		$10.05		$10.07

Total Return	4.85%	(b)(k)	(9.52)%	(b)	(13.93)%	(a)(b)	1.36%	(a)(b)	14.11%	(a)

Net Assets, End of Period (in thousands)	$2,295		$5,318		$4,972		$10,497		$7,749

Ratios of:
Interest and Dividend Expenses to Average
Net Assets	1.83%		0.82%		0.12%		-		-
Gross Expenses to Average Net Assets (c)	4.28%	(j)	3.30%		2.06%		1.95%		2.12%
Net Expenses to Average Net Assets (c)	3.78%	(j)	1.94%		1.94%		1.95%	(f)	1.95%
Net Expenses to Average Net Assets (c)(h)	1.95%	(j)	2.77%		2.05%		1.95%		1.95%
Net Investment Loss to Average Net Assets	(2.97)%	(j)	(1.65)%		(0.79)%		(1.30)%		(1.47)%

Portfolio turnover rate	184.97%	(k)	438.73%		580.62%		335.07%		288.93%

(a)	Total return does not reflect sales charge, if any.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(d) Less than $0.01 per share.
(e) Unaudited.
(f)	Recognition of the Fund's net investment income is affected by the timing of dividend declarations of underlying funds. The expenses of the underlying funds are excluded from the Fund's expense ratio.
(g)	Calculated using the average shares method.
(h) Excluding interest and dividends.
(i)
The Fund had a 1:2.469 reverse stock split effective December 6, 2013.  Prior year net asset values and per share amounts for 2013 have been restated to reflect the impact of the reverse stock split.   The net net asset value reported at the original fiscal year ended May 31, 2013, prior to the reverse stock split, was $14.34/share.

(j) Annualized.
(k) Not annualized.									(Continued)

Goodwood SMID Long/Short Fund

Financial Highlights
	Institutional Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or periods ended	2017	(i)	2017	2016	2015	(e)

Net Asset Value, Beginning of Period	$7.56		$8.33	$9.70	$10.00

Income (Loss) from Investment Operations
Net investment loss (f)	(0.11)		(0.11)	(0.05)	(0.09)
Net realized and unrealized gain (loss)
on investments	0.54		(0.66)	(1.28)	(0.07)

Total from Investment Operations	0.43		(0.77)	(1.33)	(0.16)

Less Distributions:
Dividends (from net investment income)	-		-	-	-
Distributions (from capital gains)	-		-	(0.04)	(0.14)

Total Distributions	-		-	(0.04)	(0.14)

Net Asset Value, End of Period	$7.99		$7.56	$8.33	$9.70

Total Return (c)	5.01%	(b)	(9.28)%	(13.71)%	(1.43)%	(b)

Net Assets, End of Period (in thousands)	$19,270		$17,015	$12,927	$3,293

Ratios of:
Interest and Dividend Expenses to Average
Net Assets	1.88%		0.84%	0.12%	-
Gross Expenses to Average Net Assets (d)	4.08%	(a)	3.07%	1.83%	1.70%	(a)
Net Expenses to Average Net Assets (d)	3.58%	(a)	1.69%	1.71%	1.70%	(a)(h)
Net Expenses to Average Net Assets (d)(g)	1.70%	(a)	2.53%	1.83%	1.70%	(a)
Net Investment Loss to Average Net Assets	(2.79)%	(a)	(1.36)%	(0.55)%	(1.02)%	(a)

Portfolio turnover rate	184.97%	(b)	438.73%	580.62%	335.07%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(e)	For the period from July 16, 2014 (Date of Initial Public Investment) through May 31, 2015.
(f)	Calculated using the average shares method.
(g) Excluding interest and dividends.
(h)	Recognition of the Fund's net investment income is affected by the timing of dividend declarations of underlying funds. The expenses of the underlying funds are excluded from the Fund's expense ratio.
(i) Unaudited.

See Notes to Financial Statements

Goodwood SMID Long/Short Fund

Notes to Financial Statements
(Unaudited)

November 30, 2017

1.     Organization and Significant Accounting Policies

The Goodwood SMID Long/Short Fund ("Fund"), formerly known as the Goodwood SMID Cap Discovery Fund, is a series of the Starboard Investment Trust ("Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund commenced operations on January 4, 2010. The investment objective of the Fund is to seek capital appreciation.  In order to achieve its investment objective, Goodwood Advisors, LLC ("Advisor") will seek to invest primarily in a portfolio of common stocks of companies that the Advisor believes have above-average future growth potential relative to their peers, using risk adjusted metrics as a comparative baseline.

The Fund currently has an unlimited number of authorized shares, which are divided into two classes – Advisor Class Shares and Institutional Class Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical except that the Advisor Class Shares are subject to distribution and service fees which are further discussed in Note 3. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.  The Date of Initial Public Investment for the Advisor Class Shares was January 4, 2010.  The Date of Initial Public Investment for the Institutional Class Shares was July 16, 2014.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification 946 "Financial Services – Investment Companies."

Investment Valuation
The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Price information on listed securities is taken from the composite exchange listing for securities traded on multiple exchanges.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.  Money market securities are highly liquid financial instruments with very short maturities that are valued at their respective net asset values.

Option Valuation
Options are valued at the mean of the last quoted bid and ask prices as of 4:00 p.m. Eastern Time (the "Valuation Time"). Options will be valued on the basis of prices provided by pricing services when such prices are reasonably believed to reflect the market value of such options and may include the use of composite or National Best Bid/Offer (NBBO) pricing information provided by the pricing services. If there is an ask price but no bid price at the Valuation Time, the option shall be priced at the mean of zero and the ask price at the Valuation Time.  An option should be valued using fair value pricing when (i) a reliable last quoted ask price at the Valuation Time is not readily available or (ii) the Fund's investment advisor or Fund management does not believe the prices provided by the pricing services reflect the market value of such option.

(Continued)

Goodwood SMID Long/Short Fund

Notes to Financial Statements
(Unaudited)

November 30, 2017

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of November 30, 2017 for the Fund's assets measured at fair value:

Investments (a)	Total	Level 1	Level 2	Level 3
Assets
Common Stocks*	$19,932,955	$19,932,955	$-	$-
Limited Partnerships	1,644,550	1,644,550	-	-
Call Options Purchased	413,800	-	413,800	-
Put Options Purchased	45,162	-	45,162	-
U.S. Treasury Bills	1,998,105	-	1,998,105	-
Short-Term Investment	5,512,288	5,512,288	-	-
Total Assets	$29,546,860	$27,089,793	$2,457,067	$-

Liabilities
Common Stocks*	$7,599,699	$7,599,699	$-	$-
Call Options Written	50,200	-	50,200	-
Put Options Written	32,175	-	32,175	-
Total Liabilities	$7,682,074	$7,599,699	$82,375	$-

* Please refer to the Schedule of Investments for a breakdown by sector.
(a) The Fund had no significant transfers into or out of Level 1, 2, or 3 during the fiscal period ended November 30, 2017.  The Fund did not hold any Level 3 securities during the period.  It is the Fund's policy to recognize transfers at the end of the reporting period.

Securities Sold Short
The Fund may sell a security short to increase investment returns. The Fund may also sell a security short in anticipation of a decline in the market value of a security. A short sale is a transaction in which the Fund sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at market price at the time of replacement; the price may be higher or lower than the price at which the Fund sold the security. The Fund incurs a loss from a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a profit if the price of the security declines between those dates.

(Continued)

Goodwood SMID Long/Short Fund

Notes to Financial Statements
(Unaudited)

November 30, 2017

Until the Fund replaces the borrowed security, the Fund will maintain on its books and records cash and long securities to sufficiently cover its short position on a daily basis. The collateral for the securities sold short includes securities held long as shown on the Schedule of Investments. Dividends on securities sold short are recorded as an expense on the Fund's Statement of Operations.  The total dividend on securities sold short expense for the fiscal period ended November 30, 2017 was $61,473.

Purchased Options
When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Option Writing
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  Written options are non-income producing securities.

A summary of option contracts written by the Fund during the fiscal period ended November 30, 2017 were as follows:

	Call Options		Put Options
Option Contracts Written	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options Outstanding, Beginning of Period	780	$15,078	1,575	$74,904
Options written	9,468	571,341	14,560	1,016,065
Options closed	(8,420)	(459,197)	(12,030)	(844,034)
Options exercised	(380)	(19,761)	(605)	(68,020)
Options expired	(1,108)	(84,180)	(3,045)	(140,352)
Options Outstanding, End of Period	340	$23,281	455	$38,563

Derivative Financial Instruments
The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

(Continued)

Goodwood SMID Long/Short Fund

Notes to Financial Statements
(Unaudited)

November 30, 2017

Derivatives are marked to market daily based upon quotations from market makers or the Fund's independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in Investments, at value on the Statement of Assets and Liabilities.  Net realized gains and losses and net change in unrealized appreciation and depreciation on these contracts for the period are included in the Realized and Unrealized Loss on Investments on the Statement of Operations.

The derivative instruments outstanding as of November 30, 2017 are disclosed below and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed below serve as indicators of the volume of derivative activity for the Fund.

The following table sets forth the effect of the derivative instruments on the Statement of Assets and Liabilities as of November 30, 2017:

Derivative Type	Location	Value
Equity Contracts – purchased options	Assets-Investments, at value	$ 458,962
Equity Contracts – written options	Liabilities-Options written, at value	$ 82,375

The following table sets forth the effect of the derivative instruments on the Statement of Operations for the fiscal period ended November 30, 2017:

Derivative Type	Location	Gains/Losses
Equity Contracts – purchased options	Net realized loss from investments	$(1,278,871)
Equity Contracts – written options	Net realized gain from options written	$185,838

Equity Contracts – purchased options	Net change in unrealized appreciation on investments	$85,598
Equity Contracts – written options	Net change in unrealized appreciation on options written	$43,888

The following table presents the Fund's liabilities available for offset under a master netting arrangement of collateral pledged as of November 30, 2017:

Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount of Assets
Description of Liability:
Options Written	$82,375	$-	$82,375	$-
Securities Sold Short	7,599,699	10,688,914	-	-
Total	$10,771,289	$10,688,914	$82,375	$-

The actual financial instruments and cash collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

(Continued)

Goodwood SMID Long/Short Fund

Notes to Financial Statements
(Unaudited)

November 30, 2017

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income (if any) annually.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.     Transactions with Related Parties & Service Providers

Advisor
The Fund pays a monthly fee to the Advisor calculated at the annual rate of 1.25% of the Fund's average daily net assets.

The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it had agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of interest, dividends on securities sold short, taxes, brokerage commissions, borrowing costs, fees and expenses of other investment companies in which the Fund invests, and other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.70% of the average daily net assets of the Fund.  The current term of the Expense Limitation Agreement remains in effect until May 31, 2019.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.  The Advisor cannot recoup any amounts previously waived or reimbursed.

For the fiscal period ended November 30, 2017, $139,457 in advisory fees were incurred, of which $55,654 in advisory fees were waived by the Advisor.

Administrator
The Fund pays a monthly fee to The Nottingham Company (the "Administrator") based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund's custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. The Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $350 per month. As of November 30, 2017, the Administrator received $2,100 in miscellaneous expenses.

(Continued)

Goodwood SMID Long/Short Fund

Notes to Financial Statements
(Unaudited)

November 30, 2017

A breakdown of the fees is provided in the following table:

Administration Fees*		Custody Fees*		Fund Accounting Fees (minimum monthly)	Fund Accounting Fees (asset- based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $100 million	0.100%	First $200 million	0.020%	$2,250	0.01%	$150 per state
Next $150 million	0.080%	Over $200 million	0.009%	$500/additional class
Next $250 million	0.060%
Next $500 million	0.050%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
Next $1 billion	0.040%
Over $2 billion	0.035%

The Fund incurred $12,032 in administration fees, $9,045 in custody fees, and $17,661 in fund accounting fees for the fiscal period ended November 30, 2017.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent's fee arrangements with the Fund.  The Fund incurred $13,537 in transfer agent fees during the fiscal period ended November 30, 2017.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor.  The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.

Certain officers of the Trust are also officers of the Administrator.

3.     Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan").  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Advisor Class Shares may incur certain expenses, which may not exceed 0.25% per annum of the average daily net assets of the Fund's Advisor Class Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Advisor Class or support servicing of shareholder accounts.  For the fiscal period ended November 30, 2017, $5,223 in fees were incurred by the Advisor Class Shares of the Fund.

(Continued)

Goodwood SMID Long/Short Fund

Notes to Financial Statements
(Unaudited)

November 30, 2017

4.     Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$31,066,980	$34,830,506

There were no long-term purchases or sales of U.S Government Obligations during the fiscal period ended November 30, 2017.

5.     Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the Fund's tax positions on federal income tax returns for the open tax years May 31, 2015 through May 31, 2017, and as of and during the fiscal period ended November 30, 2017, and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the fiscal period ended November 30, 2017, the Fund did not incur any interest or penalties.

There were no reclassifications during the period from June 1, 2017 through November 30, 2017.

There were no income and no capital gain distributions during the fiscal period ended November 30, 2017.

At November 30, 2017, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$18,925,283

Gross Unrealized Appreciation	$3,844,660
Gross Unrealized Depreciation	(885,667)
Net Unrealized Appreciation	$2,939,503

6.     Principal Risks

Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Portfolio Turnover Risk
The Advisor will sell portfolio securities when it is in the interests of the Fund and its shareholders to do so without regard to the length of time they have been held. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

(Continued)

Goodwood SMID Long/Short Fund

Notes to Financial Statements
(Unaudited)

November 30, 2017

Small-Cap and Mid-Cap Securities Risk
The Fund may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies. Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Securities of these types of companies have limited market liquidity, and their prices may be more volatile. You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Option Risk
Option transactions in which the Fund expects to engage involve the specific risks described below: the Fund, as writer of an option, may be assigned an exercise at any time during the option period; disruptions in the markets for underlying instruments could result in losses on the Fund's investments in options; imperfect or no correlation between the option and the securities being hedged; the insolvency of a broker used by the Fund could present risks for the Fund; and market imposed restrictions may prohibit the exercise of certain options. In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund.

7.     Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

8.     Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Goodwood SMID Long/Short Fund

Additional Information
(Unaudited)

November 30, 2017

1.     Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.     Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.     Tax Information

We are required to advise you within 60 days of the Fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund's fiscal period ended November 30, 2017.

During the fiscal period ended November 30, 2017, the Fund paid no income or long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.     Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2017 through November 30, 2017.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(Continued)

Goodwood SMID Long/Short Fund

Additional Information
(Unaudited)

Advisor Class Shares	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,048.50	$10.01
	$1,000.00	$1,015.29	$ 9.85
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

Institutional Class Shares	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,050.10	$8.74
	$1,000.00	$1,016.55	$8.59
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

Goodwood SMID Long/Short Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	Goodwood Advisors, LLC
116 South Franklin Street	450 Laurel Street
Post Office Box 69	Suite 2105
Rocky Mount, North Carolina 27802-0069	Baton Rouge, Louisiana 70801

Telephone:	Telephone:

800-773-3863	866-841-8060

World Wide Web @:	World Wide Web @:

ncfunds.com	goodwood-funds.com

Item 2.     CODE OF ETHICS.
Not applicable.

Item 3.     AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

Item 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

Item 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6.     SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURE FOR   CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

Item 11.   CONTROLS AND PROCEDURES.
(a)
The Principal Executive Officers and the Principal Financial Officers have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   EXHIBITS.

(a)(1)	Not applicable.
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer Goodwood SMID Long/Short Fund
Date: February 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer Goodwood SMID Long/Short fund
Date: February 2, 2018

By: (Signature and Title)	/s/ Ashley E. Harris
Ashley E. Harris Treasurer and Principal Financial Officer Goodwood SMID Long/Short Fund
Date: February 2, 2018